SHORT-TERM DEBT	12 Months Ended
Dec. 31, 2016
SHORT-TERM DEBT
SHORT-TERM DEBT
9. SHORT-TERM DEBT

	As of December 31,
	2015	2016
Short-term borrowings	350,000,000	620,105,995
Long-term borrowings, current portion (Note 10)	453,131,683	306,113,338
Total	803,131,683	926,219,333

Short-term borrowings

	As of December 31,
	2015	2016
Notes payable	-	363,983,800
Short-term bank borrowings guaranteed by the Founder and his spouse	100,000,000	75,000,000
Short-term bank borrowings	250,000,000	181,122,195
Total short-term bank borrowings	350,000,000	620,105,995

Notes payable

The Company is required to maintain a certain balance of cash deposit in designated bank accounts for the notes payable outstanding as of December 31, 2016. Such required cash deposit of RMB246,326,100 was classified as restricted cash on the consolidated balance sheet.

Short-term bank borrowings guaranteed by the Founder and his spouse

In January 2015, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB100,000,000 was made available to the Company. As of December 31, 2015, the principal amount outstanding under this agreement was RMB50,000,000, bearing an interest rate of 4.75% per annum. This short-term borrowing was guaranteed by the Founder of the Company, Ray Ruiping Zhang, and his spouse, Suping Han. This short-term borrowing was fully repaid during the year ended December 31, 2016.

In October 2015, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB50,000,000 was made available to the Company. As of December 31, 2015, the principal amount outstanding under this agreement was RMB50,000,000, bearing an interest rate of 4.35% per annum. This short-term borrowing was guaranteed by the Founder of the Company, Ray Ruiping Zhang, and his spouse, Suping Han. It was fully repaid during the year ended December 31, 2016. In October 2016, the Company entered into another short-term loan agreements with the same bank for aggregate principal amounts of RMB50,000,000. The borrowing bear interest rates of 4.35 % per annum. This short-term borrowing was guaranteed by the Founder of the Company, Ray Ruiping Zhang, and his spouse, Suping Han.

In February 2016, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB25,000,000 was made available to the Company. As of December 31, 2016, the principal amount outstanding under this agreement was RMB25,000,000, bearing an interest rate of 4.698% per annum. This short-term borrowing was guaranteed by the Founder of the Company, Ray Ruiping Zhang, and his spouse, Suping Han.

Short-term bank borrowings

In December 2014 and August 2015, the Company entered into two short-term loan facility agreements with a bank for which a total loan facility up to RMB400,000,000 was made available to the Company. As of December 31, 2015, the principal amounts outstanding under the agreement were RMB200,000,000, bearing interest rates of 2.42% per annum. In conjunction with the loan facility agreements, the Company is also required to maintain a certain balance of cash deposited in designated bank accounts for the period the bank borrowings are outstanding. Such required cash deposits of RMB206,944,000 were classified as restricted cash on the consolidated balance sheets as of December 31, 2015. This short-term borrowing was fully repaid during the year ended December 31, 2016 and the pledged cash deposits of RMB206,944,000 were released along with the repayment.

In August 2015, the Company entered into three short-term loan agreements with a bank for aggregate principal amounts of RMB50,000,000. As of December 31, 2015, the principal amount outstanding under these agreements were RMB10,000,000, RMB10,000,000 and RMB30,000,000, respectively, bearing interest rates of 4.876%, 4.876% and 4.611% per annum. These borrowings were fully repaid during the year ended December 31, 2016. During 2016, the Company entered into four other short-term loan agreements with the same bank for aggregate principal amounts of RMB100,000,000. As of December 31, 2016, the principal amount outstanding under these agreements were RMB50,000,000, RMB10,000,000, RMB10,000,000 and RMB30,000,000, respectively, bearing same interest rates of 4.35% per annum.

In April 2016, the Company entered into a short-term borrowing agreements with a bank for an aggregate principal amount of RMB30,000,000. As of December 31, 2016, the principal amount outstanding under this agreement was RMB30,000,000, bearing an interest rate of 4.1325% per annum.

In August 2016, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB25,000,000 was made available to the Company. As of December 31, 2016, the principal amount outstanding under this agreement was RMB25,000,000, bearing an interest rate of 4.35% per annum.

In 2016, in connection with the purchase of vehicles, the Company entered into short-term borrowing agreements with a third-party financing company for an aggregate principal amount of RMB30,000,000. Principal and interest are payable monthly and the borrowings bear interest at 4.82% per annum. As of December 31, 2016, total principal amounts outstanding under these agreements were RMB26,122,195.

The weighted average interest rate on short-term bank borrowings was 3.76% and 3.66% for the years ended December 31, 2015 and December 31, 2016, respectively.